Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO ($) [1]	Summary Compensation Table Total for Second PEO ($) [2]	Compensation Actually Paid to First PEO 1 3	Compensation Actually Paid to Second PEO ($) 2 3	Average Summary Compensation Table Total for Non-PEO NEOs ($) [4]	Average Compensation Actually Paid to Non-PEO NEOs ($) 4 5	Total Shareholder Return ($) [6]	Peer Group Total Shareholder Return ($) [7]	Net Income (loss) ($) [8]	Adjusted EBITDA ($) [9]
2023	1,916,628	N/A	2,832,321	N/A	2,074,150	2,235,642	86.34	96.55	9,952,000	160,062,000
2022	1,114,060	N/A	(10,603,081)	N/A	910,478	(5,481,343)	76.85	68.46	(19,253,000)	91,181,000
2021	62,432,892	1,500,060	84,765,609	1,500,060	35,049,344	47,823,598	138.79	109.67	(117,931,000)	84,132,000

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			Mr. Ricci served as our Principal Executive Officer (PEO) from February 2021 to December 31, 2023. Amounts in this column reflect Mr. Ricci’s total compensation reported for 2021, 2022, and 2023 in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”Mr. Boersma served as our PEO from February 2019 to February 2021. Amounts in this column reflect Mr. Boersma’s total compensation reported for 2021 in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation–Summary Compensation Table.”The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Ricci, who served as our PEO during part of 2021 and all of 2022 and 2023, and for 2021 only, excluding Mr. Boersma, who served as our PEO during part of 2021) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the named executive officers included in such group for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2021, Brian Maxwell and John Graham; (ii) for 2022, Travis Boersma, Charles L. Jemley, Brian Maxwell, and John Graham; and (iii) for 2023, Travis Boersma, Christine Barone, Charles L. Jemley, and Tana Davila.
Peer Group Issuers, Footnote			Represents peer group TSR. The peer group used for this purpose is the following published industry index: S&P 500 Consumer Discretionary Index (SP500.25).
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Ricci or Mr. Boersma, as applicable, as calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Ricci or Boersma during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each of Messrs. Ricci’s and Boersma’s total compensation for each applicable year to determine the compensation actually paid:

	2023
	Travis Boersma	Joth Ricci ($)
Summary Compensation Table Total	N/A	1,916,628
Subtract Summary Compensation Table Value of Stock Awards	N/A	(1,249,977)
Add Covered Year End Fair Value of Stock Awards Granted during Covered Year that are Outstanding and Unvested at Covered Year End	N/A	1,237,474
Add Change in Fair Value as of Covered Year End (Compared to Prior Year End) of Prior Year Stock Awards that are Outstanding and Unvested at Covered Year End*	N/A	928,196
Add Vesting Date Fair Value of Stock Awards that were Granted and Vested during the Covered Year	N/A	—
Add Change in Fair Value as of Vesting Date (Compared to Prior Year End) of Prior Year Stock Awards that Vested during the Covered Year	N/A	—
Compensation Actually Paid	N/A	2,832,321
*The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Adjustments for pension, dividend payments, option awards, and forfeiture of stock awards that failed to vest are not covered, as the Company does not have supplemental executive retirement plans, does not pay dividends on equity awards, neither Mr. Boersma nor Mr. Ricci was granted or held any option awards during 2023, 2022, or 2021, and no stock awards held by either Mr. Boersma or Mr. Ricci were forfeited due to a failure to vest in 2023, 2022, or 2021.

Non-PEO NEO Average Total Compensation Amount			$ 2,074,150	$ 910,478	$ 35,049,344
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,235,642	(5,481,343)	47,823,598
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Ricci, and for 2021 only, excluding Mr. Boersma) in each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such group of named executive officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Ricci and for 2021 only, excluding Mr. Boersma) for each year to determine the compensation actually paid:

2023
Non-PEO NEOs ($)
Average Summary Compensation Table Total	2,074,150
Subtract Average Summary Compensation Table Value of Stock Awards	(1,136,674)
Add Average Covered Year End Fair Value of Stock Awards Granted during Covered Year that are Outstanding and Unvested at Covered Year End	1,150,611
Add Average Change in Fair Value as of Covered Year End (Compared to Prior Year End) of Prior Year Stock Awards that are Outstanding and Unvested at Covered Year End*	147,555
Add Average Vesting Date Fair Value of Stock Awards that were Granted and Vested during the Covered Year	—
Add Average Change in Fair Value as of Vesting Date (Compared to Prior Year End) of Prior Year Stock Awards that Vested during the Covered Year	—
Average Compensation Actually Paid	2,235,642
*The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Adjustments for pension, dividend payments, option awards, and forfeiture of stock awards that failed to vest are not covered, as the Company does not have supplemental executive retirement plans, does not pay dividends on equity awards, none of the applicable named executive officers was granted or held any option awards during 2023, 2022, or 2021, and no stock awards held by any of the applicable name executive officers for 2023, 2022 and 2021 were forfeited due to a failure to vest during such years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The chart below shows the relationship between the compensation actually paid to our PEOs and the average compensation actually paid to our named executive officers as a group (excluding Mr. Ricci and for 2021 only, excluding Mr. Boersma) for 2021, 2022, and 2023 on the one hand, to our cumulative TSR over such years, on the other.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The chart below shows the relationship between the compensation actually paid to our PEOs and the average compensation actually paid to our named executive officers as a group (excluding Mr. Ricci and for 2021 only, excluding Mr. Boersma) for 2021, 2022, and 2023, on the one hand, to our net income (loss) over such years, on the other.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
The chart below shows the relationship between the compensation actually paid to our PEOs and the average compensation actually paid to our named executive officers as a group (excluding Mr. Ricci and for 2021 only, excluding Mr. Boersma) for 2021, 2022, and 2023, on the one hand, to our Adjusted EBITDA over such years, on the other.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The chart below shows the relationship between our cumulative TSR to the cumulative TSR of the companies in the S&P 500 Consumer Discretionary Index (SP500.25), in each case based on the value of an initial fixed $100 investment.

Tabular List, Table

Adjusted EBITDA
Total Revenue

Total Shareholder Return Amount			$ 86.34	76.85	138.79
Peer Group Total Shareholder Return Amount			96.55	68.46	109.67
Net Income (Loss)			9,952,000	(19,253,000)	(117,931,000)
Adjustment to Compensation, Amount			$ 160,062,000	$ 91,181,000	84,132,000
PEO Name	Mr. Boersma	Mr. Ricci	Mr. Ricci	Mr. Ricci
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain measures of financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”
			Total shareholder return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends have been declared on our Class A common stock to date. The measurement period for 2021, 2022, and 2023 TSR commenced on September 15, 2021, the date our stock commenced trading on the New York Stock Exchange in connection with our IPO.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			Adjusted EBITDA is defined as net income (loss) before interest expense (net of interest income), income taxes expense (benefit), and depreciation and amortization expense, excluding equity-based compensation, expenses and donations associated with equity offerings, COVID-19: “Thank You” pay and catastrophic leave expenses, COVID-19: prepaid costs not utilized, costs incurred for company-wide milestone events, executives transition costs, and (gain) loss on the remeasurement of the liability related to the Tax Receivable Agreements. Adjusted EBITDA is a non-GAAP financial measure. For a discussion and reconciliation of Adjusted EBITDA to the most comparable GAAP measure, see section “Non-GAAP Financial Measures” in Part II, Item 7 “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in our 2023 Annual Report. The Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name			Total Revenue
Ricci [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,916,628	$ 1,114,060	62,432,892
PEO Actually Paid Compensation Amount			2,832,321	$ (10,603,081)	84,765,609
Boersma [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,500,060
PEO Actually Paid Compensation Amount					$ 1,500,060
PEO | Ricci [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,249,977)
PEO | Ricci [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,237,474
PEO | Ricci [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			928,196
PEO | Ricci [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ricci [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,136,674)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,150,611
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			147,555
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0